Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2020	Jun. 30, 2020	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units sold in offering		$ 5,000,000
Number of units sold in offering	4,206,224	154,183
Units issued			5,940,536	5,940,536	5,940,536	8,340,536	8,340,536
Units oustanding			5,940,536	5,940,536	5,940,536	8,340,536	8,340,536
Assumed expenses			$ 50,000	$ 50,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units issued			44,120	46,607
Units oustanding			44,120	46,607
Unrestricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units issued			5,896,416	5,893,929
Units oustanding			5,896,416	5,893,929